Investments (Details)	Jun. 30, 2026	Jun. 30, 2025
UniDev [Member]
Long-Term Investments [Line Items]
Equity interest percentage	15.00%	15.00%
Qinhui [Member]
Long-Term Investments [Line Items]
Equity interest percentage	46.00%
Fuson Group [Member]
Long-Term Investments [Line Items]
Equity interest percentage	35.02%
Shier [Member]
Long-Term Investments [Line Items]
Equity interest percentage	35.00%